Impact of Adoption of IFRS 16 - Impact on Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Combined EPS - Basic
Net profit attributable to shareholders' equity	€ 3,006	€ 3,031	[1]
Average number of combined share units (millions of units)	2,616.5	2,727.3	[1]
Combined EPS - basic	€ 1.15	€ 1.11	[1]
Combined EPS - Diluted
Net profit attributable to shareholders' equity	€ 3,006	€ 3,031	[1]
Adjusted average number of combined share units (millions of units)	2,625.6	2,737.3	[1]
Combined EPS - diluted	€ 1.14	€ 1.11	[1]
Previously stated [member]
Combined EPS - Basic
Net profit attributable to shareholders' equity		€ 3,039
Average number of combined share units (millions of units)		2,727.3
Combined EPS - basic		€ 1.11
Combined EPS - Diluted
Net profit attributable to shareholders' equity		€ 3,039
Adjusted average number of combined share units (millions of units)		2,737.3
Combined EPS - diluted		€ 1.11

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.